FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2020
Finance Costs [Abstract]
Schedule of finance cost

		Years ended December 31
(In millions of dollars)	Note	2020	2019

Interest on borrowings [1]		780	746
Interest on lease liabilities	8	70	61
Interest on post-employment benefits liability	23	13	11
Loss on repayment of long-term debt	21	—	19
Loss (gain) on foreign exchange		107	(79)
Change in fair value of derivative instruments		(97)	80
Capitalized interest		(19)	(19)
Other		27	21

Total finance costs		881	840
[1] Interest on borrowings includes interest on short-term borrowings and on long-term debt.